STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	$ 321,945
Interest and dividends	52,831
Net investment income (loss)	374,776
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Distributions to participants	483,919
Administrative expenses	959
Total deductions	484,878
NET INCREASE (DECREASE) IN NET ASSETS	(110,102)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	2,848,635
End of year	$ 2,738,533